Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of estimated useful lives of property and equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Estimated useful life
Electronic equipment	2-3 years
Office equipment and fixtures	5 years
Motor vehicles	4 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of intangible assets	The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	2-6 years
Trademarks	3-10 years
Technology	1-10 years
Online game licenses	1-5 years
User base	1 year
Domain names	1-10 years
Platform	5 years

Schedule of Revenue Disaggregated by Revenue Source

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenues:
Utility products and related services	3,439,563	3,119,483	1,573,030	225,952
Mobile entertainment
Mobile game business	624,013	925,003	1,172,944	168,483
Content-driven products	872,430	853,864	698,599	100,347
AI and others	38,751	83,355	143,122	20,558

Total consolidated revenues	4,974,757	4,981,705	3,587,695	515,340